Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) Percentile $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table provides information in understanding NEO compensation and Company performance as required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss) (millions)	Earnings from Shipping Operations (ESO) (millions)(6)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,993,171	$2,725,636	$1,841,147	$1,391,984	$180.44	$177.00	$416.72	$514.19
2023	$4,275,366	$5,922,656	$1,856,498	$2,412,331	$202.40	$184.00	$556.45	$670.43
2022	$5,409,147	$10,805,863	$2,207,085	$3,985,834	$141.60	$128.71	$387.90	$484.22
2021	$3,052,550	$2,366,989	$1,342,210	$1,121,434	$53.94	$94.52	$(134.67)	$(15.23)
2020	$3,374,108	$1,229,503	$1,386,334	$561,587	$55.57	$68.38	$(5.53)	$159.22

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Lois Zabrocky (who was our President and Chief Executive Officer for all years presented) in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Ms. Zabrocky, as computed in accordance with Item 402(v) of Regulation S-K (“CAP”).
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jeffrey D. Pribor, James D. Small III, Derek G. Solon and William F. Nugent.

(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.
(5)
The dollar amounts reported in column (g) show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our 2024 Peer Group, which consists of publicly traded companies used to determine target compensation for 2024, as described above in “Compensation Discussion and Analysis.” Compared to the 2023 Peer Group approved in March 2023 for 2023 compensation setting, in 2024, DHT Holdings, Inc. and Pangaea Logistics Solutions, Ltd. were removed pursuant to the criteria outlined in “Compensation Discussion and Analysis,” in consultation with LB&Co. The 2023 Peer Group as disclosed in our 2024 Proxy Statement included – Algoma Central Corporation, DHT Holdings, Inc., Dorian LPG Ltd., Eagle Bulk Shipping Inc., Cmb.Tech NV, Genco Shipping & Trading Limited, Genesis Energy, L.P., Kirby Corporation, Matson, Inc., Pangaea Logistics Solutions, Ltd., Tidewater Inc., and TORM plc. Had the 2023 Peer Group been used to calculate cumulative TSR in 2020, 2021, 2022, 2023 and 2024, Peer Group TSR would have been $69.36, $93.90, $130.01, $184.47 and $177.54, respectively.

(6)	The dollar amounts reported in column (i) represent ESO as defined and presented in the CD&A above.

Company Selected Measure Name	Earnings from Shipping Operations
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Lois Zabrocky (who was our President and Chief Executive Officer for all years presented) in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Ms. Zabrocky, as computed in accordance with Item 402(v) of Regulation S-K (“CAP”).
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jeffrey D. Pribor, James D. Small III, Derek G. Solon and William F. Nugent.

Peer Group Issuers, Footnote
(5)
The dollar amounts reported in column (g) show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our 2024 Peer Group, which consists of publicly traded companies used to determine target compensation for 2024, as described above in “Compensation Discussion and Analysis.” Compared to the 2023 Peer Group approved in March 2023 for 2023 compensation setting, in 2024, DHT Holdings, Inc. and Pangaea Logistics Solutions, Ltd. were removed pursuant to the criteria outlined in “Compensation Discussion and Analysis,” in consultation with LB&Co. The 2023 Peer Group as disclosed in our 2024 Proxy Statement included – Algoma Central Corporation, DHT Holdings, Inc., Dorian LPG Ltd., Eagle Bulk Shipping Inc., Cmb.Tech NV, Genco Shipping & Trading Limited, Genesis Energy, L.P., Kirby Corporation, Matson, Inc., Pangaea Logistics Solutions, Ltd., Tidewater Inc., and TORM plc. Had the 2023 Peer Group been used to calculate cumulative TSR in 2020, 2021, 2022, 2023 and 2024, Peer Group TSR would have been $69.36, $93.90, $130.01, $184.47 and $177.54, respectively.

Changed Peer Group, Footnote
(5)
The dollar amounts reported in column (g) show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in a market-capitalization weighted index of our 2024 Peer Group, which consists of publicly traded companies used to determine target compensation for 2024, as described above in “Compensation Discussion and Analysis.” Compared to the 2023 Peer Group approved in March 2023 for 2023 compensation setting, in 2024, DHT Holdings, Inc. and Pangaea Logistics Solutions, Ltd. were removed pursuant to the criteria outlined in “Compensation Discussion and Analysis,” in consultation with LB&Co. The 2023 Peer Group as disclosed in our 2024 Proxy Statement included – Algoma Central Corporation, DHT Holdings, Inc., Dorian LPG Ltd., Eagle Bulk Shipping Inc., Cmb.Tech NV, Genco Shipping & Trading Limited, Genesis Energy, L.P., Kirby Corporation, Matson, Inc., Pangaea Logistics Solutions, Ltd., Tidewater Inc., and TORM plc. Had the 2023 Peer Group been used to calculate cumulative TSR in 2020, 2021, 2022, 2023 and 2024, Peer Group TSR would have been $69.36, $93.90, $130.01, $184.47 and $177.54, respectively.

PEO Total Compensation Amount	$ 3,993,171	$ 4,275,366	$ 5,409,147	$ 3,052,550	$ 3,374,108
PEO Actually Paid Compensation Amount	$ 2,725,636	5,922,656	10,805,863	2,366,989	1,229,503
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

Year	2024
Summary Compensation Table Total	$3,993,171
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($1,892,428)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,189,163
(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($695,198)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$130,928
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$2,725,636

Our PEO does not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to the PEO.
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2024
Restricted Stock Units
Stock Price	$35.94 - $53.76
Performance Share Units
Financial Metric Multiplier	69% - 150%
TSR Realized Performance (Percentile)	63P
Volatility	31.1% - 35.4%
Risk-Free Interest Rate	4.1% - 4.2%
Stock Options
Expected Term (years)	1.2
Strike Price	$21.58
Volatility	42.2%
Dividend Yield	10.2%
Risk-Free Interest Rate	4.9%

Non-PEO NEO Average Total Compensation Amount	$ 1,841,147	1,856,498	2,207,085	1,342,210	1,386,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,391,984	2,412,331	3,985,834	1,121,434	561,587
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Year	2024
Summary Compensation Table Total	$1,841,147
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($673,836)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$423,424
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($238,212)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$39,461
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$1,391,984

Our non-PEO NEOs do not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to non-PEO NEOs.
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2024
Restricted Stock Units
Stock Price	$35.94 - $53.76
Performance Share Units
Financial Metric Multiplier	69% - 150%
TSR Realized Performance (Percentile)	63P
Volatility	31.1% - 35.4%
Risk-Free Interest Rate	4.1% - 4.2%
Stock Options
Expected Term (years)	1.2
Strike Price	$21.58
Volatility	42.2%
Dividend Yield	10.2%
Risk-Free Interest Rate	4.9%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Market Measures 1. Earnings from Shipping Operations 2. Return on Invested Capital 3. Total Shareholder Return
Total Shareholder Return Amount	$ 180.44	202.4	141.6	53.94	55.57
Peer Group Total Shareholder Return Amount	177	184	128.71	94.52	68.38
Net Income (Loss)	$ 416,720,000	$ 556,450,000	$ 387,900,000	$ (134,670,000)	$ (5,530,000)
Company Selected Measure Amount	514,190,000	670,430,000	484,220,000	(15,230,000)	159,220,000
PEO Name	Ms. Lois Zabrocky	Ms. Lois Zabrocky	Ms. Lois Zabrocky	Ms. Lois Zabrocky	Ms. Lois Zabrocky
Additional 402(v) Disclosure
The Company operates in the maritime tanker shipping industry, which is a highly cyclical business where results often reflect an underlying commodity-based rate environment. Accordingly, the results of our business can fluctuate significantly from time to time, driven by changes in shipping rates and vessel valuations that can be caused by, among other things, geopolitical events, global or regional conflicts, government action and regulatory developments, in the global capital markets, environmental incidents and various other factors discussed in detail in our Annual Report. As part of its effort to appropriately align compensation incentives to management performance, the Compensation Committee annually evaluates and implements both fixed and variable components of compensation. Due, however, to the volatile nature of the industry, variable compensation actually paid can be significantly affected (either positively or negatively) by short-to-medium-term changes in market rates and INSW stock performance.

Peer Group Total Shareholder Return Amount Using Previous Peer Group	$ 177.54	$ 184.47	$ 130.01	$ 93.9	$ 69.36
Stock Price, Minimum, Restricted Stock Units | $ / shares	$ 35.94
Stock Price, Maximum, Restricted Stock Units | $ / shares	$ 53.76
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multipliers, Minimum for Performance Share Units	69.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multipliers, Maximum for Performance Share Units	150.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Performance Share Units | Percentile	63
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Volatility Rate, Minimum for Performance Share Units	31.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Volatility Rate, Maximum for Performance Share Units	35.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Performance Share Units	4.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Performance Share Units	4.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	1 year 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 21.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	42.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	10.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.90%
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings from Shipping Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,892,428)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,189,163
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(695,198)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,928
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(673,836)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,424
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,212)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,461
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0